Financial Instrument Risk - Maturities of Non-Derivative Financial Liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Liquidity cycle	30 days
Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	£ 86,431	£ 66,221
More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	12,042	8,826
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	45,522	30,779
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	14,241	11,590
Lease liabilities | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	7,173	5,652
Lease liabilities | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	6,324	5,480
Lease liabilities | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	35,947	30,643
Lease liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	14,241	11,590
Trade and other payables | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	78,634	58,599
Trade and other payables | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Trade and other payables | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Trade and other payables | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Deferred consideration | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	624	1,970
Deferred consideration | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	1,937
Deferred consideration | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	9,370	0
Deferred consideration | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Contingent consideration | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Contingent consideration | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	5,718	1,409
Contingent consideration | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Contingent consideration | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Other liabilities | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Other liabilities | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Other liabilities | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	205	136
Other liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	£ 0	£ 0